Property, Plant & Equipment - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, right-of-use assets	$ 4,217
Mineral properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation on non-cash additions of mining assets	2,847	$ 3,771
Aley niobium project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized development costs	768	2,701
Florence copper project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized development costs	15,956	36,520
Gibraltar mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized stripping costs	25,705	52,598
Other capital expenditures	$ 20,359	$ 10,975